Exhibit 99.12

July 26, 2023

Due Diligence Narrative Report for:

BRAVO 2023-NQM5

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

TABLE OF CONTENTS

Contact Information	3

Overview	4

Scope	4

Summary of Results	5

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Client Services Management

➢	Joe Arico.

Senior Vice President 801-293-2658

Joe.Arico@rrrmg.com

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

OVERVIEW

In April 2021, Residential RealEstate Review Management Inc. (“RRRM”) was engaged to conduct a review of 5 mortgage loans. The Due Diligence for these loans took place in April 2021. The review consisted of:

REVIEW TYPE	#FILES
Title/Tax/Lien Review	5

SCOPE OF WORK

The scope of work performed by RRRM for each of the above categories is described below:

TITLE/TAX/LIEN REVIEW

RRRM engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax and other lien issues. In reviewing these reports, the following information was analyzed:

1.	Address Variation
2.	Applicant in Title
3.	No Open Mortgage
4.	Delinquent/Unpaid Taxes
5.	Other Priority Liens
6.	HOA/Muni Liens
7.	Federal/State Tax Liens
8.	Whether subject mortgage was in 1st Lien Position
9.	Whether Subject mortgage has been foreclosed
10.	Potential Assignment Chain issues
11.	Whether mortgage was in a Super Lien State

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Summary of Results

TITLE/TAX/LIEN REVIEW

RRRM reviewed the title information on 5 mortgage loans, encumbering 5 real properties, and reported to our client in “BRAVO 2023-NQM5 TITLE R 07252023.xlsx” the following potential exceptions:

•	0 properties had address variations
•	0 properties showed applicant was not on title
•	0 properties showed no mortgage found
•	1 properties had delinquent or unpaid taxes
•	0 properties had liens other than HOA or municipal prior to mortgage
•	0 properties had municipal liens
•	0 properties had HOA liens
•	0 properties had federal tax liens
•	0 properties had state tax liens
•	0 properties showed mortgage not found in first lien position
•	0 properties showed mortgage as being foreclosed
•	0 properties had potential assignment chain issues
•	3 properties in a super lien state

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com